SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Trademarks	$ 15,908,588
Less: accumulated amortization	(718,780)
Intangible assets, net	$ 15,189,808